Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contract liabilities [Abstract]
Unredeemed credits under the frequent flyer award programs	¥ 1,568	¥ 1,693
Others	42	0
Total	¥ 1,610	¥ 1,693	[1]

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).